Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events	Subsequent events
In January 2026, AerCap Trust and AICDC co-issued $900 million aggregate principal amount of 4.125% Senior Notes due 2029 and $850 million aggregate principal amount of 4.750% Senior Notes due 2033.
In February 2026, AerCap Trust and AICDC redeemed all of the then-outstanding $500 million aggregate principal amount of their 4.450% Senior Notes due 2026.